OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION - Geographic information (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019
Disclosure of operating segments [line items]
Revenue	$ 3,623.2	[1]	$ 3,304.1
Non-current assets other than financial instruments and deferred tax assets	5,371.7		4,791.5
Canada
Disclosure of operating segments [line items]
Revenue	323.2		253.3
Non-current assets other than financial instruments and deferred tax assets	1,449.4		1,395.2
United States
Disclosure of operating segments [line items]
Revenue	1,541.8		1,285.0
Non-current assets other than financial instruments and deferred tax assets	1,845.5		1,580.7
United Kingdom
Disclosure of operating segments [line items]
Revenue	208.8		210.4
Non-current assets other than financial instruments and deferred tax assets	403.4		285.2
Rest of Americas
Disclosure of operating segments [line items]
Revenue	127.7		76.2
Non-current assets other than financial instruments and deferred tax assets	250.4		269.2
Europe
Disclosure of operating segments [line items]
Revenue	631.7		682.6
Non-current assets other than financial instruments and deferred tax assets	801.0		692.6
Asia
Disclosure of operating segments [line items]
Revenue	707.1		699.7
Non-current assets other than financial instruments and deferred tax assets	586.9		533.2
Africa and Oceania
Disclosure of operating segments [line items]
Revenue	82.9		96.9
Non-current assets other than financial instruments and deferred tax assets	$ 35.1		$ 35.4

[1]	Refer to Note 2 - Changes in accounting policies for the impact of adopting IFRS16.